Filed Pursuant to Rule 497(e)
                                                  Registration File No. 33-83750


                                INCOME MANAGERSM
                    SUPPLEMENT TO THE ROLLOVER IRA PROSPECTUS
                              DATED APRIL 17, 1995
               AS SUPPLEMENTED WITH THE IRA ASSURED PAYMENT OPTION
                         SUPPLEMENT DATED APRIL 17, 1995
                               AND AS SUPPLEMENTED
                                  JULY 17, 1995




                            Combination Variable and
                       Fixed Deferred Annuity Certificates




                                   Issued By:
            The Equitable Life Assurance Society of the United States



                                      * * *
      The IRA Assured Payment Option is currently not available in Florida.

                                      * * *




                        ---------------------------------
                       Supplement Dated September 28, 1995





Item No. IM-95-04-PROS-FL
Cat. No. 126814

                                                      October 5, 1995



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                     Re:   The Equitable Life Assurance Society
                           of the United States
                           File No. 33-83750
                           CIK #0000929634

Commissioners:

         On behalf of The Equitable Life Assurance Society of the United States ("Equitable Life"), we are filing herewith under the Securities Act of 1933 ("Act"), via EDGAR, a Supplement, dated September 28, 1995, to Equitable Life's Prospectus, dated April 17, 1995, as Supplemented April 17 and July 17, 1995, for its Rollover IRA annuity certificates. This Supplement is being filed pursuant to Rule 497(e) under the Act.

         The Supplement filed herewith relates to an offering of the annuity certificates made by Equitable Life, pursuant to Equitable Life's Form N-4 Registration Statement under the above referenced file number.

                                                      Very truly yours,



                                                      Dolores Moore

Enclosures

cc:    J. Gaines
       P. Panarites